Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances

The Group had the following related party balances:

			As of December 31,
	Relationship	Notes	2023	2024
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	285	8,507
Guangdong Marketing Advertising Group	(e)	(i)	33,517	—
Youxiang Group	(c)	(ii)	2,166	—
Ucommune Venture Group	(f)	(vii)	—	1,466
Others		(iii)	224	—
			36,192	9,973
			As of December 31,
	Relationship	Notes	2023	2024
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	443	1,345
Guangdong Advertising Co., Ltd.	(d)	(v)	1,499	—
Ucommune Venture Group	(f)	(vii)	—	75,669
Others		(vi)	2,417	1,837
			4,359	78,851
(i)	Amounts due from Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are marketing service fee receivable and prepayment, the age of the balances was within six months.

(ii)	Amounts due from Youxiang Group are rental deposits.

(iii)	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.

(iv)	Amounts due to Youxiang Group are accrued lease expenses and property management expenses.

(v)	Amounts due to Guangdong Advertising Co., Ltd. are accounts payable for advertisement distribution services.

(vi)	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to an entity under control of Angela Bai.

(vii)	Amounts due from and amounts due to Ucommune Venture Group are loans between the Group and the Ucommune Venture Group.

Schedule of Related Party Transactions
			For the Years Ended December 31,
	Relationship	Notes	2022	2023	2024
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	853	27	—
Guangdong Advertising Co., Ltd.	(d)	(i)	857	698	584
			For the Years Ended December 31,
	Relationship	Notes	2022	2023	2024
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	22,398	476	95
Guangdong Advertising Co., Ltd.	(d)	(iii)	24,993	26,043	20,799
Ucommune Venture group	(f)		—	—	42
			For the Years Ended December 31,
	Relationship	Notes	2022	2023	2024
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	6,872	915	492
			For the Years Ended December 31,
	Relationship	Notes	2022	2023	2024
			RMB	RMB	RMB
Guangdong Advertising Co., Ltd.	(d)	(v)	424	621	74
Guangdong Advertising Marketing Group	(e)	(v)	96,547	42,302	4,224
			For the Years Ended December 31,
	Relationship	Notes	2022	2023	2024
			RMB	RMB	RMB
Youxiang Group	(c)	(vi)	24,150	—	—
			For the Years Ended December 31,
	Relationship	Notes	2022	2023	2024
			RMB	RMB	RMB
Ucommune Venture Group	(f)	(vii)	—	—	11,537
			For the Years Ended December 31,
	Relationship	Notes	2022	2023	2024
			RMB	RMB	RMB
Ucommune Venture Group	(f)	(vii)	—	—	7,875
(i)	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd.

(ii)	The amount represents consulting and workspace membership service provided to Youxiang Group.

(iii)	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)	The amount represents property management services provided by Youxiang Group.

(v)	The amount represents advertisement distribution services provided by these related parties.

(vi)	On July 20, 2022, the Company disposed of three of its properties located in Kaifeng, Henan Province to Youxiang Group with a total consideration of RMB31,000 evaluated by the assistance of a third-party appraiser, of which RMB24,150 was used to settle the payables due to Youxiang Group. The disposal loss of RMB13,128 was recognized into additional paid-in capital as it is the transaction under common control.

(vii)	The amount represents loans exempt from and exempt to Ucommune Venture Group.